Advances to suppliers net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Advances to suppliers net
Balance at beginning of year	$ 54,217	$ 261,518
Addition	1,349,917	0
Reversal	0	(207,668)
Translation adjustments	(2,031)	367
Balance at end of year	$ 1,402,103	$ 54,217